CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF CASH AND CASH EQUIVALENTS
	As of December 31,
	2025	2024

Not restricted in use	$2,222,988	$1,614,933
Cash Pledged for bank facilities	200,000	-
Total	$2,422,988	$1,614,933